Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
REVENUES, net	$ 5,218,727	$ 6,111,388
COSTS AND EXPENSES
Cost of revenue	(1,194,393)	(1,303,886)
Selling and marketing expenses	(2,236,513)	(2,960,063)
General and administrative expenses	(1,207,495)	(1,191,795)
INCOME FROM OPERATIONS	580,326	655,644
OTHER INCOME (EXPENSES)
Interest income	189	351
Foreign exchange (loss) / gain	(544)	540
Loss on disposal of fixed assets	(185)	(116,695)
Finance costs	(28,943)	(35,244)
Other income	48,804	103,082
Total other (expenses) / income, net	19,321	(47,966)
INCOME BEFORE PROVISION FOR INCOME TAXES	599,647	607,678
PROVISION FOR INCOME TAXES
NET INCOME	599,647	607,678
OTHER COMPREHENSIVE (LOSS) / INCOME	40,224	(38,348)
TOTAL COMPREHENSIVE INCOME	$ 639,871	$ 569,330
Class A Ordinary Shares [Member]
OTHER INCOME (EXPENSES)
Net income per share, basis	$ 0.02	$ 0.02
Net income per share, diluted	$ 0.02	$ 0.02
Weighted average number of ordinary shares outstanding, basic	9,450,000	9,450,000
Weighted average number of ordinary shares outstanding, diluted	9,450,000	9,450,000
Class B Ordinary Shares [Member]
OTHER INCOME (EXPENSES)
Net income per share, basis	$ 0.02	$ 0.02
Net income per share, diluted	$ 0.02	$ 0.02
Weighted average number of ordinary shares outstanding, basic	17,550,000	17,550,000
Weighted average number of ordinary shares outstanding, diluted	17,550,000	17,550,000